Net Income per Limited Partner Unit and Cash Distributions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income per Limited Partner Unit and Cash Distributions
General partner's ownership interest (as a percent)	2.00%	2.00%									2.00%
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income		$ 22,230	$ 20,160	$ 12,011	$ 12,012	$ 11,123	$ 10,633	$ 8,381	$ 4,940	$ 8,635	$ 32,060	$ 23,246	$ 55,306	$ 32,589	$ 19,241
Less general partner interest in net income		(444)									(640)
Limited partner interest in net income		21,786									31,420
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		21,786									31,420
Weighted average limited partner units outstanding - basic
Total (in shares)		34,679,000									34,679,000		34,679,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		34,768,000									34,734,000		34,734,000
Common Units
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income		10,893									15,710
Limited partner interest in net income		10,893									15,710
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		10,893									15,710
Weighted average limited partner units outstanding - basic
Total (in shares)		17,340,000									17,340,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		17,429,000									17,395,000
Net income per limited partner unit - basic and diluted
Total (in dollars per share)		$ 0.63
Subordinated Units
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income		10,893									15,710
Limited partner interest in net income		10,893									15,710
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		$ 10,893									$ 15,710
Weighted average limited partner units outstanding - basic
Total (in shares)		17,339,000									17,339,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		17,339,000									17,339,000
Net income per limited partner unit - basic and diluted
Total (in dollars per share)		$ 0.63
Performance Awards
Net Income per Limited Partner Unit
Number of units whose effect is included in weighted-average number of units used to calculate diluted earnings per limited partner unit (in shares)		80,142									50,158
Phantom Units
Net Income per Limited Partner Unit
Number of units whose effect is included in weighted-average number of units used to calculate diluted earnings per limited partner unit (in shares)		8,673									4,780